Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jan. 01, 2020
Recent Accounting Pronouncements
Right of use asset	$ 14,461
Operating lease liability	$ 19,848
Restatement Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Recent Accounting Pronouncements
Right of use asset		$ 14,600
Operating lease liability		$ 18,900